Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values

The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	2020 $m	2019 $m	2018 $m
ASSETS

Non-current assets

Property, plant and equipment	134	358	3,054

Intangible assets	31	103	68

Equity accounted investments	-	-	1

Total non-current assets	165	461	3,123

Current assets

Inventories	23	65	297

Trade and other receivables (i)	47	73	373

Cash and cash equivalents	-	11	81

Total current assets	70	149	751

LIABILITIES

Trade and other payables	(21)	(82)	(265)

Provisions for liabilities	-	(7)	(96)

Retirement benefit obligations	-	(1)	(133)

Lease liabilities	(12)	(71)	-

Interest-bearing loans and borrowings and finance leases*	-	(10)	(87)

Current income tax liabilities	(1)	10	(18)

Deferred income tax liabilities	-	-	(479)

Total liabilities	(34)	(161)	(1,078)

Total identifiable net assets at fair value	201	449	2,796

Goodwill arising on acquisition (ii)	157	310	1,754

Joint ventures becoming subsidiaries	-	-	(149)

Non-controlling interests**	-	(1)	(55)

Total consideration	358	758	4,346

Consideration satisfied by:

Cash payments	351	738	4,157

Asset exchange	-	-	14

Deferred consideration (stated at net present cost)	4	12	12

Contingent consideration	3	8	115

Profit on step acquisition	-	-	48

Total consideration	358	758	4,346

Net cash outflow arising on acquisition

Cash consideration	351	738	4,157

Less: cash and cash equivalents acquired	-	(11)	(81)

Total outflow in the Consolidated Statement of Cash Flows	351	727	4,076

Notes (i) to (ii) are set out overleaf.

Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration
The following table analyses the 17 acquisitions completed in 2020 (2019: 58 acquisitions; 2018: 44 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2020	2019	2018	2020	2019	2018	2020	2019	2018
Continuing operations				$m	$m	$m	$m	$m	$m
Americas Materials	7	27	24	53	35	1,575	163	182	3,957
Europe Materials	4	15	10	-	4	56	7	71	103
Building Products	6	15	8	90	253	87	182	501	248
Total Group from continuing operations	17	57	42	143	292	1,718	352	754	4,308

Discontinued operations
Europe Distribution	-	1	2	-	-	-	-	4	38
Total Group	17	58	44	143	292	1,718	352	758	4,346
Adjustments to provisional fair values of prior year acquisitions				14	18	36	6	-	-
Total				157	310	1,754	358	758	4,346

Summary of Post Acquisition Impact
The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	2020	2019	2018
Continuing operations	$m	$m	$m
Revenue	103	228	1,420
Profit before tax for the financial year	9	2	171

Summary of Revenue and Profit Determined as Though Acquisitions Effected During the Year had been at the Beginning of the Year

The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2020 acquisitions $m	CRH Group excluding 2020 acquisitions $m	Consolidated Group including acquisitions $m
Revenue	393	27,484	27,877
Profit before tax for the financial year	32	1,655	1,687